Pay vs Performance Disclosure	12 Months Ended	43 Months Ended
	Apr. 24, 2026 USD ($)	Mar. 09, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-versus-Performance
The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our executives and our financial performance for the year indicated. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other Named Executive Officers are referred to as our “Non-PEO NEOs”:

Year	Summary Compensation Table Total for PEO(1),(2)	Compensation Actually Paid to PEO(1),(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1),(2)	Average Compensation Actually Paid to Non-PEO NEOs(1),(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($Millions)(6)	Organic Revenue Growth (%)(7)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2026	$8,430,228	$4,384,630	$3,818,748	$2,787,579	$71.39	$93.11	($317)	8.0%

(1)	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2026	Que Dallara	Chad Spooner, Ali Dianaty, Courtney Nelson Wills, Gillian Chandrasena

(2)	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.
(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation for 2026 includes the end-of-year value of awards granted within the year and the change in fair value from the company’s initial public offering (“IPO”) on March 6, 2026 through the end of the fiscal year for unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	PEO Fiscal Year 2026 ($)	Non-PEO NEO Average Fiscal Year 2026 ($)
Summary Compensation Table Total	$8,430,228	$3,818,748
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($1,883,692)	($625,401)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$1,435,939	$478,649
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($3,227,503)	($853,657)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$—	$—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($389,450)	($32,410)
Plus: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$19,108	$1,650
Compensation Actually Paid	$4,384,630	$2,787,579

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the options granted on or between August 1, 2022 and March 9, 2026 used an expected term between 2.5 years and 8.7 years in 2026, as compared to an expected term between 6.0 years and 6.5 years used to calculate the grant date fair value of these stock options.
(4)
TSR represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on March 6, 2026, the date our common stock commenced regular-way trading on the Nasdaq, through the end of the applicable fiscal year, assuming reinvestment of dividends.

(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the iShares U.S. Medical Devices ETF for the period beginning on March 6, 2026, through the end of the applicable fiscal year, assuming reinvestment of dividends.

(6)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
(7)
Organic Revenue Growth is a non-GAAP financial measure and is used for purposes of the annual incentive plan. Organic Revenue Growth measures our revenue growth trends excluding the impacts of foreign currency rate fluctuations and adjustments to the Company’s Italian payback accrual for certain prior years since 2015.

Company Selected Measure Name	Organic Revenue Growth
Named Executive Officers, Footnote
(1)	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2026	Que Dallara	Chad Spooner, Ali Dianaty, Courtney Nelson Wills, Gillian Chandrasena

Peer Group Issuers, Footnote
(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the iShares U.S. Medical Devices ETF for the period beginning on March 6, 2026, through the end of the applicable fiscal year, assuming reinvestment of dividends.

PEO Total Compensation Amount	$ 8,430,228
PEO Actually Paid Compensation Amount	$ 4,384,630
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation for 2026 includes the end-of-year value of awards granted within the year and the change in fair value from the company’s initial public offering (“IPO”) on March 6, 2026 through the end of the fiscal year for unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	PEO Fiscal Year 2026 ($)	Non-PEO NEO Average Fiscal Year 2026 ($)
Summary Compensation Table Total	$8,430,228	$3,818,748
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($1,883,692)	($625,401)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$1,435,939	$478,649
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($3,227,503)	($853,657)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$—	$—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($389,450)	($32,410)
Plus: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$19,108	$1,650
Compensation Actually Paid	$4,384,630	$2,787,579

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the options granted on or between August 1, 2022 and March 9, 2026 used an expected term between 2.5 years and 8.7 years in 2026, as compared to an expected term between 6.0 years and 6.5 years used to calculate the grant date fair value of these stock options.

Non-PEO NEO Average Total Compensation Amount	$ 3,818,748
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,787,579
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation for 2026 includes the end-of-year value of awards granted within the year and the change in fair value from the company’s initial public offering (“IPO”) on March 6, 2026 through the end of the fiscal year for unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	PEO Fiscal Year 2026 ($)	Non-PEO NEO Average Fiscal Year 2026 ($)
Summary Compensation Table Total	$8,430,228	$3,818,748
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($1,883,692)	($625,401)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$1,435,939	$478,649
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($3,227,503)	($853,657)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$—	$—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($389,450)	($32,410)
Plus: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$19,108	$1,650
Compensation Actually Paid	$4,384,630	$2,787,579

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the options granted on or between August 1, 2022 and March 9, 2026 used an expected term between 2.5 years and 8.7 years in 2026, as compared to an expected term between 6.0 years and 6.5 years used to calculate the grant date fair value of these stock options.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Compensation Actually Paid vs. Total Shareholder Return, Net Income,
and Organic Revenue Growth
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
In connection with our IPO and the completion of our separation from Medtronic in 2026, a substantial portion of compensation issued to our executives is in the form of new MiniMed equity awards. This creates a strong linkage between CAP to our executives versus our cumulative TSR. Specifically, Minimed’s stock price declined between our IPO on March 6, 2026 versus April 24, 2026. This decrease in our stock price is the primary driver of why the 2026 CAP to our CEO of $4.4 million is lower than the 2026 total compensation to our CEO of $8.4 million as reflected in our Summary Compensation Table. Similarly, the 2026 average CAP to our other NEOs (excluding the CEO) of $2.8 million is lower than the 2026 average compensation to our other NEOs (excluding the CEO) of $3.8 million as reflected in our Summary Compensation Table.
Further, the decline in Minimed’s TSR between our IPO in March 2026 is aligned with the decline in the TSR of our peer group over the same time period.

Compensation Actually Paid vs. Net Income
Relationship between Compensation Actually Paid vs. Total Shareholder Return, Net Income,
and Organic Revenue Growth
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
In connection with our IPO and the completion of our separation from Medtronic in 2026, a substantial portion of compensation issued to our executives is in the form of new MiniMed equity awards. This creates a strong linkage between CAP to our executives versus our cumulative TSR. Specifically, Minimed’s stock price declined between our IPO on March 6, 2026 versus April 24, 2026. This decrease in our stock price is the primary driver of why the 2026 CAP to our CEO of $4.4 million is lower than the 2026 total compensation to our CEO of $8.4 million as reflected in our Summary Compensation Table. Similarly, the 2026 average CAP to our other NEOs (excluding the CEO) of $2.8 million is lower than the 2026 average compensation to our other NEOs (excluding the CEO) of $3.8 million as reflected in our Summary Compensation Table.
Net Income/Loss is not a performance metric used in our annual incentive plan or in our long-term incentive plan. In 2026, our Net Loss was $317 million.

Compensation Actually Paid vs. Company Selected Measure
Relationship between Compensation Actually Paid vs. Total Shareholder Return, Net Income,
and Organic Revenue Growth
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
In connection with our IPO and the completion of our separation from Medtronic in 2026, a substantial portion of compensation issued to our executives is in the form of new MiniMed equity awards. This creates a strong linkage between CAP to our executives versus our cumulative TSR. Specifically, Minimed’s stock price declined between our IPO on March 6, 2026 versus April 24, 2026. This decrease in our stock price is the primary driver of why the 2026 CAP to our CEO of $4.4 million is lower than the 2026 total compensation to our CEO of $8.4 million as reflected in our Summary Compensation Table. Similarly, the 2026 average CAP to our other NEOs (excluding the CEO) of $2.8 million is lower than the 2026 average compensation to our other NEOs (excluding the CEO) of $3.8 million as reflected in our Summary Compensation Table.
We chose Organic Revenue Growth as our Company Selected Measure for evaluating pay versus performance because it is a key metric in our annual incentive plan. In 2026, our Organic Revenue Growth was 8.0%.

Total Shareholder Return Vs Peer Group
Relationship between Compensation Actually Paid vs. Total Shareholder Return, Net Income,
and Organic Revenue Growth
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
In connection with our IPO and the completion of our separation from Medtronic in 2026, a substantial portion of compensation issued to our executives is in the form of new MiniMed equity awards. This creates a strong linkage between CAP to our executives versus our cumulative TSR. Specifically, Minimed’s stock price declined between our IPO on March 6, 2026 versus April 24, 2026. This decrease in our stock price is the primary driver of why the 2026 CAP to our CEO of $4.4 million is lower than the 2026 total compensation to our CEO of $8.4 million as reflected in our Summary Compensation Table. Similarly, the 2026 average CAP to our other NEOs (excluding the CEO) of $2.8 million is lower than the 2026 average compensation to our other NEOs (excluding the CEO) of $3.8 million as reflected in our Summary Compensation Table.
Further, the decline in Minimed’s TSR between our IPO in March 2026 is aligned with the decline in the TSR of our peer group over the same time period.

Tabular List, Table
Most Important Performance Measures
The following is the financial performance measure we consider most important in linking company performance and compensation actually paid to our Named Executive Officers for the most recently completed fiscal year. Further information is in our CD&A above.
•	Organic Revenue Growth

Total Shareholder Return Amount	$ 71.39
Peer Group Total Shareholder Return Amount	$ 93.11
Company Selected Measure Amount	0.08
PEO Name	Que Dallara
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (317,000,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term Minimum	2 years 6 months	6 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term Maximum	8 years 8 months 12 days	6 years 6 months
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Non-GAAP Measure Description
(7)
Organic Revenue Growth is a non-GAAP financial measure and is used for purposes of the annual incentive plan. Organic Revenue Growth measures our revenue growth trends excluding the impacts of foreign currency rate fluctuations and adjustments to the Company’s Italian payback accrual for certain prior years since 2015.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,883,692)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,435,939
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,227,503)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(389,450)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,108
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(625,401)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,649
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(853,657)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,410)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,650